Leases (Details) - Schedule of Other information related to operating leases - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other information related to operating leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities	¥ 260,608,094	¥ 206,073,929
Right-of-use assets obtained in exchange for new lease liabilities	¥ 219,997,957	¥ 241,609,016
Weighted-average remaining lease term (years)	4 years 4 months 6 days	5 years 7 months 9 days
Weighted-average discount rate	6.23%	5.96%